CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 147,212	$ 114,348	$ 79,523
Cost of sales	148,157	102,430	70,961
Gross (loss) profit	(945)	11,918	8,562
Operating expenses:
Research and development	40,578	29,457	24,810
Selling, general and administrative expenses	81,552	37,446	27,457
Impairment of goodwill	0	4,832	0
Total operating expenses	122,130	71,735	52,267
Loss from operations	(123,075)	(59,817)	(43,705)
Other expense (income):
Interest expense, net	4,490	6,708	195
Loss on extinguishment of debt	11,742	0	0
Change in fair value of warrants	(12,127)	661	0
Other income, net	(1,164)	(75)	(9)
Total other expense (income), net	2,941	7,294	186
Net loss before income tax	(126,016)	(67,111)	(43,891)
Income tax expense	231	48	19
Net loss	$ (126,247)	$ (67,159)	$ (43,910)
Net loss per common share:
Basic loss per common share (in usd per share)	$ (1.04)	$ (0.81)	$ (0.65)
Diluted loss per common share (in usd per share)	$ (1.04)	$ (0.81)	$ (0.65)
Weighted average shares outstanding:
Basic loss per share outstanding (in shares)	121,838	83,295	67,707
Diluted loss per share outstanding (in shares)	121,838	83,295	67,707